DISPOSAL OF SUBSIDIARIES	12 Months Ended
Dec. 31, 2023
DISPOSAL OF SUBSIDIARIES
DISPOSAL OF SUBSIDIARIES

4.DISPOSAL OF SUBSIDIARIES

Disposal of Renren Finance Inc and its subsidiaries and VIEs and VIEs’ subsidiaries

On August 5, 2022, KAG and Stanley Star entered into a shares transfer agreement (the “Agreement”). Pursuant to the Agreement, the Group sell all the shares it held in Renren Finance Inc and its subsidiaries and VIEs and VIEs’ subsidiaries to Stanley Star at a consideration of $1 and additional compensation shall be made if the net liabilities of the Disposal Group were different as of the closing date.

On December 28, 2022, KAG and Stanley Star entered into a supplement agreement to issue $50,000 convertible preferred shares of the Company to Stanley Star as part of consideration to compensate the difference of net asset between the closing date and the agreement date. On March 24, 2023, KAG and Stanley Star entered into an amendment to the supplement agreement that modified specific terms of the $50 million preferred stock issued by the Company to Stanley Star.

On October 27, 2022 the Group calculated a gain regarding the divestiture of Disposal group as follows:

As of October 27, 2022
The carrying amount of any noncontrolling interest	$3,954
Net liabilities	24,276
28,230
Less: fair value of preferred shares issued to Stanley Star	24,592
Gain on disposal of subsidiaries	$3,638

The fair value of the preferred shares issued to the Buyer as of the closing date and the fair value was approximately $24.6 million. When the Group deconsolidated subsidiaries, the amount of accumulated other comprehensive loss $2,060 is reclassified and partially offset the gain.

4.DISPOSAL OF SUBSIDIARIES (CONTINUED)

The divestiture of the Disposal Group did not constitute a strategic shift of the Group’s operations and did not have major effects on the Group’s operations and financial results; therefore, the transactions do not meet the discontinued operations criteria.

The following table summarizes the carrying amounts of the major classes of assets and liabilities of the Disposal Group as of October 27, 2022:

As of October 27, 2022
Cash and cash equivalents	$97
Prepaid expenses and other current assets	1,983
Property and equipment, net	4
Intangible assets, net	20
TOTAL ASSETS	2,104

Accounts payable	(257)
Advance from customers	(163)
Long-term bank loan	(5,476)
Income tax payable	(2,225)
Amount due to Kaixin	(8,848)
VAT payable	(3,340)
Accrual expenses and other current liabilities	(6,071)
Total Liabilities	(26,380)

Net liabilities	$(24,276)

Disposal of Zhejiang Taohaoche

On February 2, 2023, the Group entered into a share transfer agreement with Kairui Consulting Hong Kong Limited (“Karui”), pursuant to which the Group transferred 100% equity interest in Zhejiang Taohaoche at consideration of $2,700,000. In addition, the Group, Karui and Scytech Limited (“Sytech”) entered into a settlement agreement, pursuant to which Kairui would pay $2,700,000 to Scytech Limited to settle the Group’s liabilities due to Scytech. For the year ended December 31, 2023, Kairui made cash consideration to Scytech and the Group settled its liabilities to Scytech. Upon disposal, Zhejiang Taohaoche’s net assets and gain on disposal of Zhejiang Taohaoche was comprised of the following:

As of February 2, 2023
Consideration	$2,700

Cash	$2,662
Accrued expenses and other current liabilities	(61)
Foreign exchange adjustment	34
Net assets	$2,635

Gain on disposal of Zhejiang Taohaoche	$65

The transfer of share equity interest in Zhejiang Taohaoche did not constitute a strategic shift of the Group’s operations and did not have major effects on the Group’s operations and financial results; therefore, the transactions do not meet the discontinued operations criteria.

4.DISPOSAL OF SUBSIDIARIES (CONTINUED)

Disposal of KAG

In June 2023, the Group disposed of KAG, a Cayman holding company, to a third party. Upon disposal, KAG was a holding company and had net asset deficit of $4,158. Pursuant to the disposal agreement with third party, the Company would make payments, in the amount of net asset deficit of KAG, to the third party in the event that the net assets of KAG was below zero. Accordingly, The Group did not recognize disposal gain or loss from disposal of KAG. As of December 31, 2023, the Company did not make payments of $4,158 to the third party, and recorded the balance in accrued expenses and other current liabilities.